Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash	$ 23,351		$ 33,581		$ 24,657
Cash equivalents	27,921		247,500		38,575
Cash and cash equivalents	51,272	$ 200,500	281,081		63,232
Restricted cash included in prepaid expenses and other current assets			0		1,000
Restricted cash	16,444		16,462		10,461
Total cash, cash equivalents, and restricted cash presented in the statements of cash flows	$ 69,575		$ 297,543	$ 381,550	$ 74,693	$ 148,674	$ 136,178